October 6, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Attention: Filings – Rule 497(j)

Dreyfus International Funds, Inc.

CIK#897469

33 Act # 33-58248

40 Act# 811-7502

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 30 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 24, 2010.

Very truly yours,

/s/Loretta Johnston

Loretta Johnston

Senior Paralegal